Distribution Date:	10/18/21	BANK 2018-BNK13
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		A.J. Sfarra	(212) 214-5613
Certificate Interest Reconciliation Detail	5		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Kathleen Luzik	(703) 647-3473
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	17-19	Special Servicer	Torchlight Loan Services, LLC
Principal Prepayment Detail	20		William Clarkson		wclarkson@torchlightinvestors.com
Historical Detail	21		475 Fifth Avenue, | New York, NY 10017
Delinquency Loan Detail	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		BANK 2018-BNK13 Transaction Manager
Specially Serviced Loan Detail - Part 1	24		375 North French Road,Suite 100 | Amherst, NY 14228
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	27		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	28	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29		General Contact	(302) 636-4140
Supplemental Notes	30		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06539LAW0	3.221000%	63,326,000.00	22,795,414.88	1,202,312.70	61,186.69	0.00	0.00	1,263,499.39	21,593,102.18	31.46%	30.00%
A-2	06539LAX8	4.074000%	73,996,000.00	73,996,000.00	0.00	251,216.42	0.00	0.00	251,216.42	73,996,000.00	31.46%	30.00%
A-3	06539LAY6	3.978000%	9,903,000.00	9,903,000.00	0.00	32,828.45	0.00	0.00	32,828.45	9,903,000.00	31.46%	30.00%
A-SB	06539LAZ3	4.193000%	35,858,000.00	35,858,000.00	0.00	125,293.83	0.00	0.00	125,293.83	35,858,000.00	31.46%	30.00%
A-4	06539LBA7	3.953000%	200,000,000.00	200,000,000.00	0.00	658,833.33	0.00	0.00	658,833.33	200,000,000.00	31.46%	30.00%
A-5	06539LBB5	4.217000%	244,803,000.00	244,803,000.00	0.00	860,278.54	0.00	0.00	860,278.54	244,803,000.00	31.46%	30.00%
A-S	06539LBE9	4.467000%	86,334,000.00	86,334,000.00	0.00	321,378.31	0.00	0.00	321,378.31	86,334,000.00	21.37%	20.38%
B	06539LBF6	4.564656%	49,334,000.00	49,334,000.00	0.00	187,660.63	0.00	0.00	187,660.63	49,334,000.00	15.60%	14.88%
C	06539LBG4	4.564656%	38,122,000.00	38,122,000.00	0.00	145,011.53	0.00	0.00	145,011.53	38,122,000.00	11.14%	10.63%
D	06539LAJ9	3.000000%	41,485,000.00	41,485,000.00	0.00	103,712.50	0.00	0.00	103,712.50	41,485,000.00	6.29%	6.00%
E	06539LAL4	3.714656%	15,697,000.00	15,697,000.00	0.00	48,590.80	0.00	0.00	48,590.80	15,697,000.00	4.46%	4.25%
F	06539LAN0	3.714656%	10,091,000.00	10,091,000.00	0.00	31,237.16	0.00	0.00	31,237.16	10,091,000.00	3.28%	3.13%
G*	06539LAQ3	3.714656%	28,031,455.00	28,031,455.00	0.00	85,456.79	0.00	0.00	85,456.79	28,031,455.00	0.00%	0.00%
R	06539LAU4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	06539LAS9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2HBD09	4.564656%	47,209,497.67	45,076,308.98	63,279.62	171,395.63	0.00	0.00	234,675.25	45,013,029.36	0.00%	0.00%
Interest
Regular SubTotal			944,189,952.67	901,526,178.86	1,265,592.32	3,084,080.61	0.00	0.00	4,349,672.93	900,260,586.54

Notional Certificates
X-A	06539LBC3	0.499716%	627,886,000.00	587,355,414.88	0.00	244,592.44	0.00	0.00	244,592.44	586,153,102.18
X-B	06539LBD1	0.048513%	173,790,000.00	173,790,000.00	0.00	7,025.89	0.00	0.00	7,025.89	173,790,000.00
X-D	06539LAA8	1.564656%	41,485,000.00	41,485,000.00	0.00	54,091.48	0.00	0.00	54,091.48	41,485,000.00
X-E	06539LAC4	0.850000%	15,697,000.00	15,697,000.00	0.00	11,118.71	0.00	0.00	11,118.71	15,697,000.00
X-F	06539LAE0	0.850000%	10,091,000.00	10,091,000.00	0.00	7,147.79	0.00	0.00	7,147.79	10,091,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-G	06539LAG5	0.850000%	28,031,455.00	28,031,455.00	0.00	19,855.61	0.00	0.00	19,855.61	28,031,455.00
Notional SubTotal			896,980,455.00	856,449,869.88	0.00	343,831.92	0.00	0.00	343,831.92	855,247,557.18

Deal Distribution Total					1,265,592.32	3,427,912.53	0.00	0.00	4,693,504.85

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06539LAW0	359.96928402	18.98608313	0.96621751	0.00000000	0.00000000	0.00000000	0.00000000	19.95230063	340.98320090
A-2	06539LAX8	1,000.00000000	0.00000000	3.39500000	0.00000000	0.00000000	0.00000000	0.00000000	3.39500000	1,000.00000000
A-3	06539LAY6	1,000.00000000	0.00000000	3.31500050	0.00000000	0.00000000	0.00000000	0.00000000	3.31500050	1,000.00000000
A-SB	06539LAZ3	1,000.00000000	0.00000000	3.49416671	0.00000000	0.00000000	0.00000000	0.00000000	3.49416671	1,000.00000000
A-4	06539LBA7	1,000.00000000	0.00000000	3.29416665	0.00000000	0.00000000	0.00000000	0.00000000	3.29416665	1,000.00000000
A-5	06539LBB5	1,000.00000000	0.00000000	3.51416666	0.00000000	0.00000000	0.00000000	0.00000000	3.51416666	1,000.00000000
A-S	06539LBE9	1,000.00000000	0.00000000	3.72249994	0.00000000	0.00000000	0.00000000	0.00000000	3.72249994	1,000.00000000
B	06539LBF6	1,000.00000000	0.00000000	3.80388029	0.00000000	0.00000000	0.00000000	0.00000000	3.80388029	1,000.00000000
C	06539LBG4	1,000.00000000	0.00000000	3.80388044	0.00000000	0.00000000	0.00000000	0.00000000	3.80388044	1,000.00000000
D	06539LAJ9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06539LAL4	1,000.00000000	0.00000000	3.09554692	0.00000000	0.00000000	0.00000000	0.00000000	3.09554692	1,000.00000000
F	06539LAN0	1,000.00000000	0.00000000	3.09554653	0.00000000	0.00000000	0.00000000	0.00000000	3.09554653	1,000.00000000
G	06539LAQ3	1,000.00000000	0.00000000	3.04860343	0.04694369	2.75542315	0.00000000	0.00000000	3.04860343	1,000.00000000
R	06539LAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	06539LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2HBD09	954.81441669	1.34040020	3.63053281	0.00146708	0.08676093	0.00000000	0.00000000	4.97093300	953.47401649

Notional Certificates
X-A	06539LBC3	935.44913389	0.00000000	0.38954912	0.00000000	0.00000000	0.00000000	0.00000000	0.38954912	933.53427562
X-B	06539LBD1	1,000.00000000	0.00000000	0.04042747	0.00000000	0.00000000	0.00000000	0.00000000	0.04042747	1,000.00000000
X-D	06539LAA8	1,000.00000000	0.00000000	1.30388044	0.00000000	0.00000000	0.00000000	0.00000000	1.30388044	1,000.00000000
X-E	06539LAC4	1,000.00000000	0.00000000	0.70833344	0.00000000	0.00000000	0.00000000	0.00000000	0.70833344	1,000.00000000
X-F	06539LAE0	1,000.00000000	0.00000000	0.70833317	0.00000000	0.00000000	0.00000000	0.00000000	0.70833317	1,000.00000000
X-G	06539LAG5	1,000.00000000	0.00000000	0.70833319	0.00000000	0.00000000	0.00000000	0.00000000	0.70833319	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	61,186.69	0.00	61,186.69	0.00	0.00	0.00	61,186.69	0.00
A-2	09/01/21 - 09/30/21	30	0.00	251,216.42	0.00	251,216.42	0.00	0.00	0.00	251,216.42	0.00
A-3	09/01/21 - 09/30/21	30	0.00	32,828.45	0.00	32,828.45	0.00	0.00	0.00	32,828.45	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	125,293.83	0.00	125,293.83	0.00	0.00	0.00	125,293.83	0.00
A-4	09/01/21 - 09/30/21	30	0.00	658,833.33	0.00	658,833.33	0.00	0.00	0.00	658,833.33	0.00
A-5	09/01/21 - 09/30/21	30	0.00	860,278.54	0.00	860,278.54	0.00	0.00	0.00	860,278.54	0.00
X-A	09/01/21 - 09/30/21	30	0.00	244,592.44	0.00	244,592.44	0.00	0.00	0.00	244,592.44	0.00
X-B	09/01/21 - 09/30/21	30	0.00	7,025.89	0.00	7,025.89	0.00	0.00	0.00	7,025.89	0.00
X-D	09/01/21 - 09/30/21	30	0.00	54,091.48	0.00	54,091.48	0.00	0.00	0.00	54,091.48	0.00
X-E	09/01/21 - 09/30/21	30	0.00	11,118.71	0.00	11,118.71	0.00	0.00	0.00	11,118.71	0.00
X-F	09/01/21 - 09/30/21	30	0.00	7,147.79	0.00	7,147.79	0.00	0.00	0.00	7,147.79	0.00
X-G	09/01/21 - 09/30/21	30	0.00	19,855.61	0.00	19,855.61	0.00	0.00	0.00	19,855.61	0.00
A-S	09/01/21 - 09/30/21	30	0.00	321,378.31	0.00	321,378.31	0.00	0.00	0.00	321,378.31	0.00
B	09/01/21 - 09/30/21	30	0.00	187,660.63	0.00	187,660.63	0.00	0.00	0.00	187,660.63	0.00
C	09/01/21 - 09/30/21	30	0.00	145,011.53	0.00	145,011.53	0.00	0.00	0.00	145,011.53	0.00
D	09/01/21 - 09/30/21	30	0.00	103,712.50	0.00	103,712.50	0.00	0.00	0.00	103,712.50	0.00
E	09/01/21 - 09/30/21	30	0.00	48,590.80	0.00	48,590.80	0.00	0.00	0.00	48,590.80	0.00
F	09/01/21 - 09/30/21	30	0.00	31,237.16	0.00	31,237.16	0.00	0.00	0.00	31,237.16	0.00
G	09/01/21 - 09/30/21	30	75,688.32	86,772.69	0.00	86,772.69	1,315.90	0.00	0.00	85,456.79	77,238.52
RR Interest	09/01/21 - 09/30/21	30	4,011.42	171,464.88	0.00	171,464.88	69.26	0.00	0.00	171,395.63	4,095.94
Totals			79,699.74	3,429,297.68	0.00	3,429,297.68	1,385.16	0.00	0.00	3,427,912.53	81,334.46

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 30

Additional Information
Total Available Distribution Amount (1)	4,693,504.85
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,447,171.17	Master Servicing Fee	9,916.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,494.79
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	375.64
ARD Interest	0.00	Operating Advisor Fee	1,608.23
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	187.82
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,447,171.17	Total Fees	17,873.44

Principal		Expenses/Reimbursements
Scheduled Principal	1,265,592.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,385.16
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,265,592.32	Total Expenses/Reimbursements	1,385.16

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,427,912.53
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,265,592.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,693,504.85
Total Funds Collected	4,712,763.49	Total Funds Distributed	4,712,763.45

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	901,526,179.51	901,526,179.51	Beginning Certificate Balance	901,526,178.86
(-) Scheduled Principal Collections	1,265,592.32	1,265,592.32	(-) Principal Distributions	1,265,592.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	900,260,587.19	900,260,587.19	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	901,526,179.50	901,526,179.50	Ending Certificate Balance	900,260,586.54
Ending Actual Collateral Balance	900,260,587.18	900,260,587.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.65)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.65)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	2	1,894,740.38	0.21%	81	4.5200	0.490000	1.20 or less	21	200,099,330.86	22.23%	61	4.9324	0.594884
1,000,001 to 2,000,000	10	16,196,032.40	1.80%	80	4.6051	1.219519	1.21 to 1.30	3	54,012,190.31	6.00%	81	4.7649	1.257184
2,000,001 to 3,000,000	10	25,718,294.27	2.86%	74	4.8944	1.982401	1.31 to 1.40	6	59,917,946.07	6.66%	81	5.0592	1.369013
3,000,001 to 4,000,000	6	21,066,304.16	2.34%	78	4.6944	1.861149	1.41 to 1.50	2	55,124,044.50	6.12%	80	4.7149	1.444237
4,000,001 to 5,000,000	3	14,250,000.00	1.58%	80	4.7247	2.687442	1.51 to 1.75	6	121,878,302.65	13.54%	64	4.7315	1.651060
5,000,001 to 7,000,000	3	17,012,985.16	1.89%	80	5.1254	1.965327	1.76 to 2.00	5	54,752,360.51	6.08%	81	4.5307	1.877258
7,000,001 to 8,000,000	4	29,387,144.59	3.26%	65	4.2107	1.183005	2.01 to 2.25	5	15,348,455.15	1.70%	68	4.9890	2.100523
8,000,001 to 9,000,000	1	8,924,385.11	0.99%	81	4.4700	1.310000	2.26 to 2.50	6	123,586,247.35	13.73%	79	4.2550	2.384527
9,000,001 to 10,000,000	3	29,637,790.81	3.29%	81	4.8078	2.441906	2.51 to 2.75	2	8,800,000.00	0.98%	80	4.8483	2.611100
10,000,001 to 15,000,000	5	62,156,653.64	6.90%	73	4.6998	1.238174	2.76 to 3.00	6	145,775,000.00	16.19%	80	3.9923	3.011322
15,000,001 to 20,000,000	4	66,110,672.29	7.34%	70	4.6958	1.308329	3.01 or greater	4	59,445,109.79	6.60%	80	4.4234	3.205222
20,000,001 to 30,000,000	3	67,796,643.97	7.53%	79	4.7360	1.598120	Totals	66	900,260,587.19	100.00%	73	4.5894	1.778145
30,000,001 to 50,000,000	11	460,108,940.41	51.11%	71	4.5516	1.823879
50,000,001 to 80,000,000	1	80,000,000.00	8.89%	79	4.3150	2.354700
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	66	900,260,587.19	100.00%	73	4.5894	1.778145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	33,864,000.00	3.76%	79	4.3150	2.354700
							Industrial	4	46,391,861.56	5.15%	79	4.3496	2.461808
Arizona	2	11,090,000.00	1.23%	76	4.5057	2.092280
							Lodging	6	93,756,490.31	10.41%	54	5.3537	0.413713
California	5	110,350,000.00	12.26%	80	4.6512	1.746436
							Mixed Use	1	10,000,000.00	1.11%	81	4.8100	2.509700
Colorado	1	5,750,000.00	0.64%	81	5.0400	1.916000
							Multi-Family	30	100,845,645.05	11.20%	80	4.6048	1.645116
Florida	6	98,684,353.17	10.96%	56	5.2214	0.615208
							Office	13	323,357,660.45	35.92%	75	4.2408	2.287763
Idaho	1	16,225,000.00	1.80%	81	5.1100	0.918000
							Retail	24	321,638,382.84	35.73%	74	4.7347	1.599172
Illinois	4	35,827,953.96	3.98%	75	4.7015	1.969802
							Self Storage	2	4,270,546.96	0.47%	81	4.9873	0.862964
Indiana	1	4,749,200.00	0.53%	81	4.3200	2.259000
							Totals	80	900,260,587.19	100.00%	73	4.5894	1.778145
Louisiana	3	43,587,200.00	4.84%	80	4.2525	3.054151
Maryland	1	3,300,000.00	0.37%	81	4.8800	4.059100
Michigan	5	19,911,061.56	2.21%	81	4.4331	2.356478
Missouri	1	40,000,000.00	4.44%	82	4.4330	1.885400
Nevada	3	67,817,174.69	7.53%	79	4.7633	1.775583
New Jersey	3	7,304,764.80	0.81%	80	4.7407	2.220416
New York	24	237,648,979.58	26.40%	74	4.2169	1.848556
Ohio	5	54,084,571.89	6.01%	77	4.8065	1.473048
Oregon	3	10,000,000.00	1.11%	81	4.9090	2.732696
South Carolina	1	12,097,194.37	1.34%	81	5.3230	1.395500
Tennessee	3	18,424,044.50	2.05%	79	4.8738	1.867286
Texas	3	10,143,957.43	1.13%	81	5.1170	1.467286
Virginia	1	32,137,340.41	3.57%	19	4.2580	1.734800
Washington	2	19,637,790.81	2.18%	81	4.8067	2.407384
Wisconsin	1	7,626,000.00	0.85%	81	4.3200	2.259000
Totals	80	900,260,587.19	100.00%	73	4.5894	1.778145

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	4	54,769,785.88	6.08%	52	3.6346	1.598472	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	94,000,000.00	10.44%	80	3.7680	2.990479	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	52,689,863.51	5.85%	80	4.2392	2.634882	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	17	247,088,020.29	27.45%	72	4.3407	2.014937	37 months to 48 months	64	889,005,859.27	98.75%	73	4.5865	1.789619
	4.501% to 4.750%	8	54,568,111.89	6.06%	81	4.6384	1.340362	49 months or greater	2	11,254,727.92	1.25%	67	4.8206	0.871795
	4.751% to 5.000%	16	186,392,893.66	20.70%	79	4.8745	1.769867	Totals	66	900,260,587.19	100.00%	73	4.5894	1.778145
	5.001% to 5.250%	9	86,518,719.93	9.61%	81	5.1161	1.442072
	5.251% to 5.500%	4	76,092,608.65	8.45%	81	5.3631	0.914954
	5.501% to 5.750%	2	45,262,985.16	5.03%	27	5.5962	(0.179222)
	5.751% or greater	1	2,877,598.22	0.32%	21	5.8400	2.132100
	Totals	66	900,260,587.19	100.00%	73	4.5894	1.778145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	6	107,784,724.51	11.97%	24	4.5937	0.738648	Interest Only	23	542,056,600.00	60.21%	76	4.5807	1.993030
	61 months to 84	60	792,475,862.68	88.03%	80	4.5888	1.919527	120 months or less	5	95,719,785.88	10.63%	64	4.0784	1.529222
	85 or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months to 180	2	3,501,544.15	0.39%	81	4.7924	1.144535
	Totals	66	900,260,587.19	100.00%	73	4.5894	1.778145	181 months to 240	1	7,357,861.56	0.82%	81	4.2800	2.265600
								241 months to 300	2	28,286,976.59	3.14%	81	4.6832	1.417244
								301 months to 420	28	207,360,874.00	23.03%	70	4.8636	1.423710
								421 months or greater	5	15,976,945.01	1.77%	81	4.3186	1.132448
								Totals	66	900,260,587.19	100.00%	73	4.5894	1.778145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		4	66,645,269.33	7.40%	68	3.7606	2.396198				None
	12 months or less	54	807,847,933.12	89.73%	74	4.6494	1.742323
	13 months to 24 months	8	25,767,384.74	2.86%	81	4.8521	1.302668
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	900,260,587.19	100.00%	73	4.5894	1.778145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	300801820	MF	Beaverton	OR	Actual/360	4.909%	20,454.17	0.00	0.00	N/A	07/01/28	--	5,000,000.00	5,000,000.00	10/01/21
34	1852790	MF	Memphis	TN	Actual/360	4.990%	17,672.92	0.00	0.00	N/A	07/01/28	--	4,250,000.00	4,250,000.00	10/01/21
35	410935318	RT	Phoenix	AZ	Actual/360	4.840%	15,972.00	0.00	0.00	N/A	04/11/27	--	3,960,000.00	3,960,000.00	10/11/21
36	410944844	OF	West Deptford	NJ	Actual/360	5.165%	15,675.82	5,245.05	0.00	N/A	05/11/28	--	3,642,009.85	3,636,764.80	10/11/21
37	470109320	MF	White Plains	NY	Actual/360	4.510%	13,350.46	5,672.53	0.00	N/A	06/01/28	--	3,552,227.99	3,546,555.46	10/01/21
38	470108890	MF	Amityville	NY	Actual/360	4.210%	12,361.41	5,876.23	0.00	N/A	07/01/28	--	3,523,442.90	3,517,566.67	10/01/21
39	600945697	IN	Laurel	MD	Actual/360	4.880%	13,420.00	0.00	0.00	N/A	07/11/28	--	3,300,000.00	3,300,000.00	09/11/21
40	470109060	MF	Mount Vernon	NY	Actual/360	4.520%	11,707.32	2,719.86	0.00	N/A	06/01/28	--	3,108,137.09	3,105,417.23	10/01/21
41	300801798	RT	Darien	IL	Actual/360	5.840%	14,022.11	3,656.97	0.00	N/A	07/01/23	--	2,881,255.19	2,877,598.22	10/01/21
42	470108430	MF	New York	NY	Actual/360	4.570%	10,846.28	4,479.31	0.00	N/A	07/01/28	--	2,848,038.07	2,843,558.76	10/01/21
43	300801797	MF	Saint Clair	MI	Actual/360	5.206%	12,472.71	0.00	0.00	N/A	07/01/28	--	2,875,000.00	2,875,000.00	10/01/21
44	410944306	SS	Las Vegas	NV	Actual/360	4.870%	9,852.76	12,609.94	0.00	N/A	07/11/28	--	2,427,784.63	2,415,174.69	10/11/21
45	300801819	MF	Hillsboro	OR	Actual/360	4.909%	11,454.33	0.00	0.00	N/A	07/01/28	--	2,800,000.00	2,800,000.00	10/01/21
46	300801779	MF	Jacksonville	FL	Actual/360	5.345%	12,035.53	3,312.29	0.00	N/A	05/01/28	--	2,702,082.60	2,698,770.31	10/01/21
47	470109470	MF	Yonkers	NY	Actual/360	4.290%	9,365.93	2,410.22	0.00	N/A	07/01/28	--	2,619,840.11	2,617,429.89	10/01/21
48	470109270	MF	New York	NY	Actual/360	4.430%	8,735.24	3,828.12	0.00	N/A	06/01/28	--	2,366,204.73	2,362,376.61	10/01/21
49	300801818	MF	Canby	OR	Actual/360	4.909%	8,999.83	0.00	0.00	N/A	07/01/28	--	2,200,000.00	2,200,000.00	10/01/21
50	470108870	MF	Lynbrook	NY	Actual/360	4.280%	7,246.59	3,367.91	0.00	N/A	06/01/28	--	2,031,753.70	2,028,385.79	10/01/21
51	470108960	MF	Great Neck	NY	Actual/360	4.420%	7,145.99	3,143.84	0.00	N/A	06/01/28	--	1,940,087.12	1,936,943.28	10/01/21
52	470109940	MF	Yonkers	NY	Actual/360	4.380%	7,088.59	1,748.98	0.00	N/A	07/01/28	--	1,942,079.43	1,940,330.45	10/01/21
53	470110090	MF	Woodsburgh	NY	Actual/360	4.400%	6,950.04	3,065.18	0.00	N/A	07/01/28	--	1,895,464.41	1,892,399.23	10/01/21
54	470109210	MF	Mount Kisco	NY	Actual/360	4.470%	7,054.20	3,043.89	0.00	N/A	06/01/28	--	1,893,744.30	1,890,700.41	10/01/21
55	300801778	MF	Palatka	FL	Actual/360	5.145%	8,146.25	0.00	0.00	N/A	05/01/28	--	1,900,000.00	1,900,000.00	10/01/21
56	410944935	SS	Houston	TX	Actual/360	5.140%	7,957.25	2,351.00	0.00	N/A	06/11/28	--	1,857,723.27	1,855,372.27	10/11/21
57	470109040	MF	Elmhurst	NY	Actual/360	4.410%	5,216.40	2,303.88	0.00	N/A	06/01/28	--	1,419,428.76	1,417,124.88	10/01/21
58	470109560	MF	New York	NY	Actual/360	4.620%	4,204.93	5,819.90	0.00	N/A	06/01/28	--	1,092,189.36	1,086,369.46	10/01/21
59	470109540	MF	New York	NY	Actual/360	4.390%	4,160.12	1,841.92	0.00	N/A	07/01/28	--	1,137,163.74	1,135,321.82	10/01/21
60	470109610	MF	Bronx	NY	Actual/360	4.540%	4,322.31	990.30	0.00	N/A	07/01/28	--	1,142,460.90	1,141,470.60	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
61	470109880	MF	New York	NY	Actual/360	4.520%	3,574.10	1,504.64	0.00	N/A	07/01/28	--	948,874.83	947,370.19	10/01/21
62	470109810	MF	New York	NY	Actual/360	4.520%	3,574.10	1,504.64	0.00	N/A	07/01/28	--	948,874.83	947,370.19	10/01/21
1	310946154	OF	New York	NY	Actual/360	3.768%	157,000.00	0.00	0.00	N/A	06/11/28	--	50,000,000.00	50,000,000.00	10/11/21
1A	310946155				Actual/360	3.768%	138,160.00	0.00	0.00	N/A	06/11/28	--	44,000,000.00	44,000,000.00	10/11/21
2	320131102	Various Various		Various	Actual/360	4.315%	287,666.67	0.00	0.00	N/A	05/01/28	--	80,000,000.00	80,000,000.00	10/01/21
2A	320131163				Actual/360	4.315%	17,979.17	0.00	0.00	N/A	05/01/28	--	5,000,000.00	5,000,000.00	10/01/21
3	1852598	OF	New York	NY	Actual/360	3.585%	46,422.74	414,475.66	0.00	N/A	08/08/24	--	15,538,992.21	15,124,516.55	10/08/21
3A	453011956				Actual/360	3.585%	30,948.49	276,317.11	0.00	N/A	08/08/24	--	10,359,328.17	10,083,011.06	10/08/21
3B	453011957				Actual/360	3.585%	23,211.37	207,237.83	0.00	N/A	08/08/24	--	7,769,496.10	7,562,258.27	10/08/21
4	310943327	RT	Las Vegas	NV	Actual/360	4.896%	204,012.50	0.00	0.00	N/A	05/11/28	--	50,000,000.00	50,000,000.00	10/11/21
5	300801792	Various Various		Various	Actual/360	4.320%	156,677.76	0.00	0.00	N/A	07/01/28	--	43,521,600.00	43,521,600.00	10/01/21
6	300801789	OF	Metairie	LA	Actual/360	4.250%	148,750.00	0.00	0.00	N/A	06/01/28	--	42,000,000.00	42,000,000.00	10/01/21
7	1852902	RT	Chula Vista	CA	Actual/360	4.672%	159,432.00	0.00	0.00	07/01/28	11/01/29	--	40,950,000.00	40,950,000.00	10/01/21
8	453011953	RT	Frontenac	MO	Actual/360	4.433%	147,766.67	0.00	0.00	N/A	08/01/28	--	40,000,000.00	40,000,000.00	10/01/21
9	310942683	RT	Aventura	FL	Actual/360	4.890%	163,000.00	0.00	0.00	N/A	07/11/28	--	40,000,000.00	40,000,000.00	10/11/21
10	1852269	LO	Orlando	FL	Actual/360	5.600%	186,666.67	0.00	0.00	N/A	06/01/23	--	40,000,000.00	40,000,000.00	10/01/21
11	1852535	OF	New York	NY	Actual/360	5.430%	169,687.50	0.00	0.00	N/A	08/01/28	--	37,500,000.00	37,500,000.00	10/01/21
12	300801774	RT	Fairfax	VA	Actual/360	4.258%	114,194.28	45,171.26	0.00	N/A	05/10/23	--	32,182,511.67	32,137,340.41	10/10/21
13	320131113	RT	Cincinnati	OH	Actual/360	5.280%	104,853.35	33,662.48	0.00	N/A	05/01/28	--	23,830,306.45	23,796,643.97	10/01/21
14	656120811	OF	San Francisco	CA	Actual/360	3.709%	67,991.00	0.00	0.00	04/06/28	04/06/31	--	22,000,000.00	22,000,000.00	10/06/21
15	453011911	RT	Chino Hills	CA	Actual/360	5.175%	94,875.00	0.00	0.00	N/A	06/01/28	--	22,000,000.00	22,000,000.00	10/01/21
16	310944507	OF	Ontario	CA	Actual/360	5.030%	81,318.33	0.00	0.00	N/A	07/11/28	--	19,400,000.00	19,400,000.00	10/11/21
17	1852676	RT	Lincolnshire	IL	Actual/360	4.930%	63,242.45	32,543.17	0.00	N/A	07/01/28	--	15,393,698.91	15,361,155.74	10/01/21
18	320131118	LO	Boise	ID	Actual/360	5.110%	69,091.46	0.00	0.00	N/A	07/01/28	--	16,225,000.00	16,225,000.00	10/01/21
19	310946883	RT	Franklin	TN	30/360	4.839%	57,244.78	21,809.01	0.00	N/A	05/11/28	--	14,195,853.51	14,174,044.50	10/11/21
20	470109290	MF	White Plains	NY	Actual/360	4.390%	47,395.06	29,549.97	0.00	N/A	06/01/28	--	12,955,370.82	12,925,820.85	10/01/21
21	310945278	LO	Orlando	FL	Actual/360	5.145%	55,277.85	16,211.24	0.00	N/A	07/11/28	--	12,892,794.10	12,876,582.86	10/11/21
22	300801793	LO	Myrtle Beach	SC	Actual/360	5.323%	53,735.67	16,802.50	0.00	N/A	07/01/28	--	12,113,996.87	12,097,194.37	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	300801795	MF	Vancouver	WA	Actual/360	4.850%	39,435.89	14,652.52	0.00	N/A	07/01/28	--	9,757,333.54	9,742,681.02	10/01/21
24	300801821	MU	New York	NY	Actual/360	4.810%	40,083.33	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	10/01/21
25	300801817	OF	Tacoma	WA	Actual/360	4.764%	39,333.41	12,550.00	0.00	N/A	07/01/28	--	9,907,659.79	9,895,109.79	10/01/21
26	470109720	MF	Suffern	NY	Actual/360	4.470%	33,296.57	14,290.66	0.00	N/A	07/01/28	--	8,938,675.77	8,924,385.11	10/01/21
27	1852910	IN	Farmington Hills	MI	Actual/360	4.280%	26,331.80	24,887.15	0.00	N/A	07/01/28	--	7,382,748.71	7,357,861.56	10/01/21
28	600940064	LO	Oregon	OH	Actual/360	4.810%	29,284.44	11,161.35	0.00	N/A	05/11/27	--	7,305,889.27	7,294,727.92	10/11/21
29	470109300	MF	Bayside	NY	Actual/360	4.190%	25,066.88	6,762.21	0.00	N/A	07/01/28	--	7,179,059.05	7,172,296.84	10/01/21
30	300801765	MF	Davis	CA	Actual/360	4.820%	24,100.00	0.00	0.00	N/A	05/01/28	--	6,000,000.00	6,000,000.00	10/01/21
31	610945607	OF	Colorado Springs	CO	Actual/360	5.040%	24,150.00	0.00	0.00	N/A	07/11/28	--	5,750,000.00	5,750,000.00	10/11/21
32	300801816	LO	Brenham	TX	Actual/360	5.567%	24,448.39	7,011.60	0.00	N/A	07/01/28	--	5,269,996.76	5,262,985.16	10/01/21
Totals							3,447,171.17	1,265,592.32	0.00				901,526,179.51	900,260,587.19
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	32,565,114.88	18,292,780.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	28,887,974.78	13,476,231.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	23,140,376.00	11,570,188.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	10,564,684.52	5,212,937.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,437,350.00	2,226,875.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,742,478.81	3,099,445.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	1,432,320.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	9,118,887.00	4,552,562.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,550,933.80	2,525,476.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	(604,214.19)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,145,560.40	374,878.28	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	22,454,550.53	9,274,158.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,074,666.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	9,287,329.59	11,701,754.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	7,178,307.82	4,211,056.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,783,764.06	1,268,275.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,846,614.00	461,654.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,147,121.06	988,888.67	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	17,566,189.00	7,702,055.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	806,566.00	1,198,624.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
21	853,148.27	948,968.31	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,346,228.00	0.00	--	--	08/11/20	0.00	0.00	0.00	0.00	0.00	0.00
23	939,210.06	452,512.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,163,363.58	617,812.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,769,998.60	906,345.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	698,805.00	748,279.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,869,952.79	818,320.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	557,377.46	140,994.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	350,266.00	416,336.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
30	636,588.55	387,796.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	667,897.32	323,157.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	390,729.67	567,809.58	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	620,401.05	371,997.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	719,663.71	180,049.08	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	333,419.13	181,348.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	613,261.14	301,511.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	255,347.00	236,171.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
38	195,773.00	91,289.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
39	571,736.00	344,470.00	01/01/21	06/30/21	--	0.00	0.00	13,220.62	13,220.62	0.00	0.00
40	236,316.00	315,601.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
41	333,603.00	230,861.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	259,233.00	211,443.00	12/31/18	12/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
43	463,785.29	231,615.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	340,322.14	149,876.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	410,456.67	193,641.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	361,232.91	201,270.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	219,810.00	212,697.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
48	348,719.00	228,802.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
49	291,722.46	132,062.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	211,963.00	294,182.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	208,483.00	229,414.00	08/01/19	07/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	44,609.00	68,299.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
53	129,535.00	114,971.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	193,150.00	163,024.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
55	289,209.01	148,463.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	67,998.93	37,797.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	60,792.00	54,626.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
58	125,063.00	152,736.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
59	111,201.00	157,696.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
60	28,686.00	(31,030.00)	04/01/19	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	(8,411.00)	36,682.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	(6,847.00)	22,958.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	206,572,267.01	110,558,808.75				0.00	0.00	13,220.62	13,220.62	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.589392%	4.562241%	73
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.588447%	4.561297%	74
08/17/21	0	0.00	0	0.00	1	12,128,939.69	0	0.00	0	0.00	1	12,128,939.69	0	0.00	0	0.00	4.587506%	4.560358%	75
07/16/21	0	0.00	0	0.00	1	12,143,814.33	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.586570%	4.548361%	76
06/17/21	1	40,000,000.00	0	0.00	1	12,160,410.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.585639%	4.547446%	77
05/17/21	0	0.00	0	0.00	1	12,175,141.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.584712%	4.546535%	78
04/16/21	0	0.00	0	0.00	2	52,191,600.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.583791%	4.545630%	79
03/17/21	0	0.00	0	0.00	2	52,206,188.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.582874%	4.544729%	80
02/18/21	0	0.00	0	0.00	2	52,226,109.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.581966%	4.537793%	81
01/15/21	0	0.00	0	0.00	2	52,240,540.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.581059%	4.536910%	82
12/17/20	0	0.00	0	0.00	3	74,254,906.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.580157%	4.536032%	83
11/18/20	0	0.00	0	0.00	3	74,271,012.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.579262%	4.535160%	84
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
39	600945697 09/11/21		0	B	13,220.62	13,220.62	0.00	3,300,000.00
Totals					13,220.62	13,220.62	0.00	3,300,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		75,014,939	75,014,939	0		0
25 - 36 Months		32,769,786	32,769,786	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		792,475,863	792,475,863	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	900,260,587	900,260,587	0	0	0	0
Sep-21	901,526,180	901,526,180	0	0	0	0
Aug-21	902,755,235	890,626,296	0	0	12,128,940	0
Jul-21	903,980,147	891,836,333	0	0	12,143,814	0
Jun-21	905,221,158	853,060,747	40,000,000	0	12,160,411	0
May-21	906,426,639	894,251,497	0	0	12,175,142	0
Apr-21	907,659,655	855,468,055	0	0	52,191,600	0
Mar-21	908,856,910	856,650,721	0	0	52,206,189	0
Feb-21	910,145,708	857,919,598	0	0	52,226,110	0
Jan-21	911,334,530	859,093,989	0	0	52,240,541	0
Dec-20	912,519,355	838,264,449	0	0	74,254,906	0
Nov-20	913,732,434	839,461,422	0	0	74,271,012	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
22	300801793	12,097,194.37	12,097,194.37	14,300,000.00	07/24/20	1,181,280.00	1.39550	12/31/19	07/01/28	320
Totals		12,097,194.37	12,097,194.37	14,300,000.00		1,181,280.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
22	300801793	LO	SC	06/22/20	9

COVID related transfer. The subject property, Courtyard Myrtle Beach is a 157-room, five-story, limited service hotel located at 1000 Commons Boulevard, Myrtle Beach, SC. It was built in 1999 and most recently renovated in 2016. The borrower submitted a request for relief as a result of the effects of COVID-19. Loan transferred to SS effective 6/22/20 and is due for the April debt service payment. Lender and Borrower entered in a reinstatement agreement effective 8/3/2021 which brought P&I payments current through 8/1/2020, waiver of monthly FF&E reserve deposits from October 2020 through December 2021, and a Cash Trap Period. Detailed terms of the modification can be found in the CREFC Loan

Modification Report. Special Servicer is in the process of reboarding the loan with the Master Servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 25 of 30

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	310946883	14,492,141.00	4.83900%	14,492,141.00 4.83900%		10	07/08/20	06/11/20	08/11/20
22	300801793	0.00	5.32300%	0.00	5.32300%	8	08/03/21	08/03/21	--
Totals		14,492,141.00		14,492,141.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	0.00	0.00	1,385.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	1,385.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,385.16

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 29 of 30

Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 30 of 30